Cash and cash equivalents:	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents:
Cash and cash equivalents:

Note 5 - Cash and cash equivalents:

As of December 31, 2023 and 2024, cash and short-term cash equivalents are shown below:

	December 31,
	2023		2024
Cash held at banks	Ps.	10,751,796	Ps.	11,495,389
Short term investments		3,121,101		8,588,068
Total cash and cash equivalents	Ps.	13,872,897	Ps.	20,083,457

5.1) Restricted cash

Aerostar

In accordance with Aerostar’s long-term bond placement contracts, it is required to maintain debt reserves and operating expenses, through two options described in the same contract, which are: 1) cash, through a specific bank account or 2) letter qualified credit. Until February 2022, this requirement was covered by the letter of credit issued by Aerostar stockholders in favor of Citibank, which generated commissions (recognized as an expense) thus having the guarantee of a third party. Derived from Aerostar’s available liquidity, as of March 2022, the Administration decided to meet these reserves with the cash that was available, for which, through a specific bank account, it maintains the amount that is restricted for reserves. The Company does not have immediate access to these resources because it is required to maintain reserves at all times and the use of these reserves is subject to authorizations in accordance with the bond placement agreements. These deposits are subject to contractual restrictions and therefore are not available for general use. As of December 31, 2023 and 2024, the restricted cash balance amounts to Ps.1,159,700 and Ps.1,464,532, respectively.

As of December 31, 2023 and 2024, restricted cash include the amounts collected by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA, of Ps.360,880 and Ps.579,093, respectively. (See Notes 15.c and 17.6.).

Mexico

On November 17, 2022, the subsidiary Cancún Airport established a short-term irrevocable trust, with a maximum duration until December 31, 2023, with the trustee Scotiabank Inverlat, S.A., who received from the trustee and settlor (Cancún Airport) as an initial contribution for the creation of a financial reserve to meet their respective investment obligations under the MDP for the amount of Ps.148,621. These resources that the trust has restrict immediate access and are for the exclusive use of payment to contractors for the works to be carried out up to the maximum amount of the resources available. The trustee will receive the approval of the Technical Committee of the Trust to make the payments object of the trust. These deposits are subject to restrictions established in the same contract and therefore are not available for general use. The balance at December 31, 2022 and 2023 amounted to Ps.148,621 and Ps.94,820, respectively, and there is no balance at Decembrer 31, 2024.